DEFAULT AND FORBEARANCE ON THE 8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 12, 2021	Jan. 15, 2021	Dec. 02, 2019	Sep. 11, 2019	May 21, 2019	Feb. 12, 2019	Nov. 21, 2018	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 05, 2021	Feb. 12, 2021	Feb. 09, 2021	Jan. 29, 2021	Jan. 25, 2021	Jan. 22, 2021	Jan. 20, 2021	Jan. 11, 2021	Jun. 02, 2020	Jan. 29, 2020
8% senior convertible promissory note									$ 0		$ 688,166	$ 694,431
Long-term Debt, Gross											30,000					$ 30,000
Amortization of Note Discounts									166,432	$ 247,802	440,017	1,191,894
Accrued interest					$ 24,118						116,957		$ 7,123
Sale of convertible promissory note, principal amount											0	125,000
Investor [Member]
Conversion price per share															$ 0.4545	$ 0.4545			$ 0.4545	$ 0.4376
Senior Secured Convertible Promissory Notes, interest rate															8.00%	8.00%			0.08%	0.08%
Subsequent Event [Member] | Investor [Member]
Senior Secured Convertible Promissory Notes, interest rate															8.00%	8.00%			0.08%	0.08%
Subsequent Event [Member] | Independent Third Party Investor [Member] | Information of first tranche
Principal amount sold, periodic payments		$ 300,000
Information of SBC Investments Ltd. | Subsequent Event [Member]
Conversion price per share	$ 0.60													$ 0.60
Amount of accrued interest of original debt converted	$ 3,945
8% Senior Secured Convertible Promissory Note [Member]
Conversion price per share													$ 4.25
Senior Secured Convertible Promissory Notes, interest rate													8.00%
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Conversion price per share													$ 4.25
Senior Secured Convertible Promissory Notes, interest rate													8.00%
Principal amount of Note													$ 1,250,000
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Investor [Member]
Conversion price per share															$ 0.4545	$ 0.4545			$ 0.4545	$ 0.4376
Senior Secured Convertible Promissory Notes, interest rate															8.00%	8.00%			8.00%	8.00%
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Independent Third Party Investor [Member]
Sale of convertible promissory note, principal amount		$ 800,000
Conversion price per share																	$ 0.60	$ 1.20
Senior Secured Convertible Promissory Notes, interest rate		8.00%															8.00%	8.00%
Principal amount of Note																		$ 800,000
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Independent Third Party Investor [Member] | Information of first tranche
Principal amount sold, periodic payments		$ 300,000
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Independent Third Party Investor [Member] | Information of second tranche
Principal amount sold, periodic payments		300,000
8% Senior Secured Convertible Promissory Note [Member] | Subsequent Event [Member] | Independent Third Party Investor [Member] | Third Tranche
Principal amount sold, periodic payments		200,000
8% Senior Secured Convertible Promissory Note [Member] | Information of SBC Investments Ltd.
Conversion price per share	$ 0.60													$ 0.60
Amount of accrued interest of original debt converted	$ 3,945
8% Senior Secured Convertible Promissory Note [Member] | Information of SBC Investments Ltd. | Subsequent Event [Member] | Independent Third Party Investor [Member]
Principal amount of Note	200,000													$ 300,000
8% Senior Secured Convertible Promissory Note [Member] | Independent Third Party Investor [Member]
Sale of convertible promissory note, principal amount		$ 800,000
Conversion price per share																	$ 0.60	$ 1.20
8% Senior Secured Convertible Promissory Note [Member] | Independent Third Party Investor [Member] | Information of SBC Investments Ltd. | Subsequent Event [Member]
Principal amount of Note	$ 200,000													$ 300,000
First Senior Subordinated Notes [Member]
8% senior convertible promissory note																					$ 149,546
Long-term Debt, Gross												983,524
Accrued interest																					$ 4,910
Debt instrument maturity date								Nov. 28, 2020
Senior Subordinated Notes First Tranche [Member]
8% senior convertible promissory note					307,798						688,166
Amortization of Note Discounts											58,250	534,682
Principle Balance								$ 709,862
Accrued interest					$ 24,118			$ 116,957			116,957
Debt default terms					The Company was unable to repay the principal and accrued interest and therefore was in default of the Note. The Note has default provisions permitting default interest of 18% to be charged on the Note as well as to charge a default amount of 150% of the unpaid principal and interest.
Sale of convertible promissory note, principal amount												600,000
Debt instrument maturity date							May 21, 2019
Principal amount of Note							$ 701,818						$ 1,250,000
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
8% senior convertible promissory note				$ 805,649
Long-term Debt, Gross											688,166											$ 30,000
Amortization of Note Discounts												24,093
Accrued interest									$ 151,212		145,606	$ 83,557
Debt instrument maturity date				Jun. 30, 2020
Forbearance penalty				$ 257,135							25,471
Forbearance agreement outstanding principal and accrued interest			$ 156,276	$ 1,062,784							852,282
Debt instrument description			The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	The Company and the Investor promptly began negotiations on a Forbearance Agreement and on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor is willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784 on the following terms: 1) subject to the Company’s compliance with the forbearance agreement, the forbearance shall commence on the effective date and will expire on June 30, 2020. 2) Should the Company fail to abide by any of the terms and conditions of the forbearance agreement, fail to comply with the terms of the other agreements, or fail to timely make the payments required under the promissory notes, or should the Company trigger an event of default, the forbearance period will immediately terminate. 3) Subject to the Company’s compliance with the forbearance period, the repayment of the promissory note will be reduced from 35% to 0%.	The Note was issued with two $600,000 tranches of cash payments. Since both tranches are in one Note, both tranches are in default as of May 21, 2019.	The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches. The first tranche was payable upon the closing of the agreement, and the second tranche was payable within ten (10) business days of the Investor receiving written notice confirming the effectiveness of the initial registration statement.					The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.
Amortization of Debt Issuance Costs											$ 289,093	$ 97,747
Conversion price per share													$ 4.25				$ 0.60	$ 0.455
Senior Secured Convertible Promissory Notes, interest rate			0.08%				8.00%
Principal amount sold, periodic payments			$ 149,546
Principal amount of Note			$ 575,682				$ 1,383,636